Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense Benefit [Line Items]
Net unrecognized tax benefits	$ 4.5	$ 3.8
Accrued interest and penalties related to unrecognized tax benefits	0.6	0.6
Deferred tax assets	320.2	306.7
Deferred tax liabilities	163.9	115.1
Undistributed earnings of foreign subsidiaries	110.6
Unrecognized deferred tax liability on undistributed earnings	22.9
Other Current Assets [Member]
Income Tax Expense Benefit [Line Items]
Deferred tax assets	68.4	66.5
Other Current Liabilities [Member]
Income Tax Expense Benefit [Line Items]
Deferred tax assets	5.2	4.7
Noncurrent Liabilities [Member]
Income Tax Expense Benefit [Line Items]
Deferred tax liabilities	$ 158.7	$ 110.4